Related party transactions (Tables)	12 Months Ended
Mar. 29, 2020
Related Party [Abstract]
Schedule of Transactions between Related Parties
Key management consists of the Board of Directors, the President and Chief Executive Officer and the executives who report directly to the President and Chief Executive Officer.

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Short term employee benefits	9.1	13.2	10.4
Long term employee benefits	0.1	0.1	—
Termination benefits	—	—	0.2
Share-based compensation	5.9	2.9	1.6
Compensation expense	15.1	16.2	12.2